SEGMENT REPORTING (Details) - Schedule of disaggregation of revenue by channel - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 3,477	$ 2,914
Mass retail
Disaggregation of Revenue [Line Items]
Revenue	1,888	1,021
Specialty, health and other retail
Disaggregation of Revenue [Line Items]
Revenue	225	312
Distributors
Disaggregation of Revenue [Line Items]
Revenue	1,232	1,339
E-commerce
Disaggregation of Revenue [Line Items]
Revenue	$ 132	$ 242